Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 10,562	£ 5,789	£ 5,734
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,316	3,273
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,280	1,342
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 4,966	£ 1,174